Stock-Based Compensation - Cash Settled Units Activity (Details) - Cash Settled Units - shares	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash Settled Units Activity
Granted (in shares)	423,051	571,132
Vested (in shares)	433,872	377,506
Forfeited (in shares)	1,292,934	607,253